Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Abstract]
Beginning balance (current and non-current)	¥ 1,113,923	¥ 1,690,946
Additions	1,583,346	1,468,899
Deductions	(1,780,759)	(2,045,922)
Ending balance (current and non-current)	916,510	1,113,923
Deferred revenue, current	382,047	553,812	$ 52,340
Deferred revenue, non-current	¥ 534,463	¥ 560,111	$ 73,221